Financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value	R$ (58)	R$ (6)
Notional value
Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	469	469
Fair value	412	459
Short Position Sell [Member]
IfrsStatementLineItems [Line Items]
Notional value	(469)	(469)
Fair value	(470)	(465)
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	469	469
Notional value	469	469
Prefixed Rate [Member] | Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	22	22
Fair value	9	11
U S Dollar And Fixed [Member] | Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	447	447
Fair value	403	448
Cash Flow Hedges Assets [Member]
IfrsStatementLineItems [Line Items]
Fair value		1
Cash Flow Hedges Liabilities [Member]
IfrsStatementLineItems [Line Items]
Fair value	(58)	(7)
Notional value